Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 segments
5. Segment Information
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Emera manages its reportable segments separately due in part to their different operating, regulatory and geographical environments. Segments are reported based on each subsidiary’s contribution of revenues, net income attributable to common shareholders and total assets, as reported to the Company’s chief operating decision maker.
Number of reportable segments	5